CONCESSION ARRANGEMENTS RIGHTS - Financial assets in concession arrangements (Details) - COP ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period		$ 245,105,338
Net impairment loss on financial assets		(3,755,103)	$ (3,797,345)	$ (3,854,894)
Financial assets at end of period		259,515,428	245,105,338
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period		9,754,120
Financial assets at end of period		11,996,398	9,754,120
Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period		215,324,860
Financial assets at end of period		224,581,946	215,324,860
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	$ 3,068,629	5,118,683	3,068,629	2,275,915
Additions or new concession arrangements		1,495,035	1,361,261	698,749
Collections during the year		(23,674)	(22,803)	(162,271)
Adjustment to fair value credited to income		217,616	205,803	209,937
Accrued interest		225,432	43,137	46,299
Net impairment loss on financial assets		(1,176)	(398)
Financial assets at end of period	3,531,683	7,031,916	5,118,683	3,068,629
Service concession arrangement [member] | Increase (decrease) due to application of IFRS 15
Disclosure of detailed information about service concession arrangements [line items]
Impact of the adoption	463,622
Service concession arrangement [member] | Increase (decrease) due to application of IFRS 9
Disclosure of detailed information about service concession arrangements [line items]
Impact of the adoption	(568)
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period		2,488,414
Financial assets at end of period		2,706,030	2,488,414
Service concession arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period		2,630,269
Financial assets at end of period		4,325,886	2,630,269
Gas and Energy Concession Arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	2,282,611	2,488,414	2,282,611	2,072,674
Adjustment to fair value credited to income		217,616	205,803	209,937
Financial assets at end of period	2,282,611	2,706,030	2,488,414	2,282,611
Infrastructure Concession Arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	786,018	2,630,269	786,018	203,241
Additions or new concession arrangements		1,495,035	1,361,261	698,749
Collections during the year		(23,674)	(22,803)	(162,271)
Accrued interest		225,432	43,137	46,299
Net impairment loss on financial assets		(1,176)	(398)
Financial assets at end of period	1,249,072	$ 4,325,886	$ 2,630,269	$ 786,018
Infrastructure Concession Arrangement [member] | Financial assets at amortised cost, category [member] | Increase (decrease) due to application of IFRS 15
Disclosure of detailed information about service concession arrangements [line items]
Impact of the adoption	463,622
Infrastructure Concession Arrangement [member] | Financial assets at amortised cost, category [member] | Increase (decrease) due to application of IFRS 9
Disclosure of detailed information about service concession arrangements [line items]
Impact of the adoption	$ (568)